OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS.
Schedule of other receivables

	As of December 31,
	2024	2025
Interest receivables	575	634
Other receivables	—	66
	$575	$700

Schedule of prepayments and other current assets

	As of December 31,
	2024	2025
Prepaid insurance premiums	$414	$641
Other prepayments for research and development expense (1)	916	486
Deductible value-added tax input	19	18
Other current assets	—	5
	$1,349	$1,150

(1) Other prepayments for research and development expense represents payments made to third party contract research organizations (“CROs”) for pass-through expenses.

Schedule of prepayments and other non-current assets

	As of December 31,
	2024	2025
Prepaid insurance premiums	$27	$172
Other prepayments for research and development expense (2)	3,933	4,897
	$3,960	$5,069

(2) Other prepayments for research and development expense represents payments made to third party CROs to assist in the performance of clinical trial activities and the contract duration is expected to be 5 years.